Financing Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financing income (expenses), net [Abstract]
Schedule of Financing Income (Expenses), Net
	For the Year Ended December 31,
	2020	2019	2018
	$ Thousands

Interest income from bank deposits	780	2,545	4,360
Interest income from deferred payment (Note 13)	13,511	15,134	14,166
Interest income from associated company	-	-	8,494
Net change in exchange rates	-	-	1,129
Other income	-	-	443
Financing income	14,291	17,679	28,592

Interest expenses to banks and others	(24,402)	(22,420)	(30,382)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	(6,300)	(2,743)	-
Net change in exchange rates	(5,645)	(2,328)	-
Net change in fair value of derivative financial instruments	(1,569)	(1,657)	-
Early repayment fee	(11,852)	-	-
Other expenses	(1,406)	(798)	-
Financing expenses	(51,174)	(29,946)	(30,382)
Net financing expenses recognized in the statement of profit and loss	(36,883)	(12,267)	(1,790)